Income Taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

The Company conducts its major businesses in Malaysia and is subject to tax in this jurisdiction. During the six months ended June 30, 2025 and 2024, all taxable income of the Company is generated in Malaysia.

The loss before income taxes of the Company for the six months ended June 30, 2025 and 2024 were comprised of the following:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Tax jurisdictions from:
Local:
- British Virgin Islands (non-taxable jurisdiction)	$(173,734)	$(99,690)
Foreign, representing:
- Labuan, Malaysia (non-taxable jurisdiction)	$(2,560)	$(6,713)
- Malaysia	$(482,816)	$(400,706)
Loss before income taxes	$(659,110)	$(507,109)

The following table summarizes a reconciliation of the Company’s statutory income tax rate to the Company’s effective tax rate as a percentage of income from continuing operations before taxes:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Statutory income tax rate	24.0%	24.0%
Effect of foreign tax rate difference	-%	-%
Change in valuation allowance	(24.0)%	(24.0)%
Others	-%	-%
Effective tax rate	0.0%	0.0%

The following table summarizes a reconciliation of the Company’s income taxes expenses:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Computed expected tax benefit	$115,876	$96,169
Effect of foreign tax rate difference	$-	$-
Change in valuation allowance	$(115,876)	$(96,169)
Others	$-	$-
Income tax expense	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company:

	For the six months ended June 30, 2025		For the six months ended June 30, 2024
		(Unaudited)		(Unaudited)
Deferred tax assets:	$		$

Net operating losses carry forwards
- British Virgin Islands		$-		$-
- Labuan, Malaysia		$-		$-
- Malaysia		$894,788		$613,768
Unabsorbed capital allowances		$156,246		$106,539
Total deferred tax assets		$1,051,034		$720,307
Less: valuation allowance		$(1,051,034)		$(720,307)
Deferred tax assets, net of valuation allowance		$-		$-

The Company’s effective tax rate for the periods presented differs from the statutory income tax rate primarily due to operating losses incurred in Malaysia and the fact that certain entities operate in jurisdictions that do not impose income tax, as follows:

British Virgin Islands

The British Virgin Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation, and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the government of the British Virgin Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the British Virgin Islands. The British Virgin Islands is not party to any double tax treaties that are applicable to any payments made to or by our company. There are no exchange control regulations or currency restrictions in the British Virgin Islands. Payments of dividends and capital in respect of our ordinary shares will not be subject to taxation in the British Virgin Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, nor will gains derived from the disposal of our ordinary shares be subject to British Virgin Islands income or corporation tax. No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Malaysia

Under the Malaysian tax regulatory system, companies incorporated or operating in Malaysia that are wholly or partially owned by foreign entities are generally subject to the standard corporate income tax rate of 24% on their chargeable income, unless they qualify for preferential tax treatment under specific incentives or thresholds. As the Company holds and controls subsidiaries incorporated and operating in Malaysia, these subsidiaries are subject to Malaysian corporate tax laws and are taxed at the prevailing corporate tax rate of 24% on their assessable income for the relevant year of assessment.

Deferred tax assets have not been recognized because it is not more likely than not that the Company will generate sufficient future taxable income to realize the benefits of those assets. The realization of deferred tax assets is dependent upon the generation of future taxable income. While management believes that future taxable income may be generated through the growth of the Company’s satellite-as-a-service and related businesses, sufficient objective evidence does not currently exist to support recognition of deferred tax assets. Management will continue to reassess the realizability of deferred tax assets at each reporting date.

As of June 30, 2025, the operations in Malaysia incurred approximately $3,728,283 of accumulated net operating losses which can be carried forward to offset future taxable income. The accumulated net operating losses can be carried forward for seven years. In addition, as of June 30, 2025, the Company had approximately $651,024 of unabsorbed capital allowances, which may be carried forward indefinitely to offset future taxable income, subject to compliance with applicable Malaysian tax laws. No deferred tax assets related to these net operating losses or unabsorbed capital allowances have been recognized due to the uncertainty regarding their realization.

The Company did not make any income tax payments during the six months ended June 30, 2025 and 2024.

Labuan, Malaysia

Labuan was established as an international offshore financial center in 1990 with its own specific laws and regulations designed to attract foreign investment and promote financial services. Under the current laws of Labuan, Company’s subsidiary operating in Labuan, Malaysia is governed under the Labuan Business Activity Tax Act 1990. Labuan offers a low fixed tax rate of 3% for a Labuan incorporated company carrying a Labuan trading activity while the profit of a Labuan incorporated company carrying a Labuan non-trading activity for the tax assessment year shall not be charged to tax under Labuan Business Activity Tax Act 1990, effectively resulting in a 0% tax rate. Labuan trading activity includes banking, insurance, trading, management, licensing, shipping operations or any other activity which is not a Labuan non-trading activity while Labuan non-trading activity is defined as an activity relating to the holding of investments in securities, stock, shares, loans, deposits or any other properties situated in Labuan by a Labuan incorporated company. For a Labuan incorporated company which fails to meet the substantial activity requirements issued in a circular on April 29, 2020, the tax charge for such company is based on 24% of net audited profit. As the Company’s subsidiary incorporated under the Labuan laws operates as an investment holding company and carries on a Labuan non-trading activity, the Company is not subject to tax under the Labuan Business Activity Tax Act 1990.